UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund:  CMA Connecticut Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA Connecticut Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                  Face
                Amount    Municipal Bonds                                                                             Value
Connecticut - 80.5%

                          Bridgeport, Connecticut, GO, Refunding (d):
             $   6,420          FLOATS, Series 936, 1.99% due 9/15/2023 (c)                                     $     6,420
                 2,865          ROCS, Series II-R-182, 2.01% due 8/15/2016 (b)                                        2,865

                          Connecticut State Development Authority, IDR, VRDN (d):
                 3,240          (Cheshire CPL LLC), AMT, 2.02% due 12/01/2022                                         3,240
                 1,990          (Reflexite Corporation Project), Series A, 2.02% due 8/01/2013                        1,990
                 2,135          (Reflexite Corporation Project), Series B, 2.02% due 8/01/2013                        2,135
                 4,980          (Wyre Wynd Corporation Project), AMT, 1.97% due 12/01/2008                            4,980

                10,300    Connecticut State Development Authority Revenue Bonds (Solid Waste Project -
                          Rand-Whitney Container Board), VRDN, AMT, 2.01% due 8/01/2023 (d)                          10,300

                          Connecticut State Development Authority, Water Facilities Revenue Refunding
                          Bonds (Connecticut Water Company Project), VRDN, Series A (d):
                 1,150          2% due 9/01/2028                                                                      1,150
                 1,250          AMT, 2.05% due 7/01/2028                                                              1,250

                 6,725    Connecticut State, GO, PUTTERS, Series 320, 2% due 11/15/2020 (d)                           6,725

                 3,625    Connecticut State, GO, Refunding, FLOATS, Series 515, 1.10% due 3/24/2005 (d)               3,625

                13,300    Connecticut State, GO, Series A, 2% due 3/01/2005                                          13,304

                          Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program),VRDN (d):
                21,700          AMT, Series D-3, 1.98% due 5/15/2033 (a)                                             21,700
                 8,418          Series D, 2.08% due 11/15/2024                                                        8,418

                17,000    Connecticut State, HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4,
                          2.02% due 5/15/2032 (a)(d)                                                                 17,000

                          Connecticut State Health and Educational Facilities Authority Revenue Bonds (d):
                 1,610          (Charlotte Hungerford), VRDN, Series C, 1.97% due 7/01/2013                           1,610
                10,000          FLOATS, Series 891, 2.05% due 7/01/2023                                              10,000
                 5,200          (Greater Hartford YMCA), VRDN, Series A, 2% due 7/01/2032 (a)                         5,200
                 7,400          (Greenwich Boys and Girls Club), VRDN, Series A, 2.03% due 7/01/2033                  7,400
                12,675          (Hartford Hospital), VRDN, Series B, 5.01% due 7/01/2031 (b)                         12,675


Portfolio Abbreviations for CMA Connecticut Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA Connecticut Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                  Face
                Amount    Municipal Bonds                                                                             Value
Connecticut (concluded)

                          Connecticut State Health and Educational Facilities Authority Revenue Bonds (d)
                          (concluded):
             $  11,000          (Health Care Capital Asset), VRDN, Series A-1, 1.97% due 7/01/2031              $    11,000
                 8,005          (King & Low-Heywood Thomas School), VRDN, Series A, 2.03% due 7/01/2033               8,005
                 5,275          (Klingberg Family Center), VRDN, Series A, 1.97% due 7/01/2032                        5,275
                 7,000          (Lawrence & Memorial Hospital), VRDN, Series E, 2% due 7/01/2034 (g)                  7,000
                 4,065          (Middlesex Hospital), VRDN, Series J, 1.97% due 7/01/2026                             4,065
                33,300          (Quinnipiac University), VRDN, Series F, 1.95% due 7/01/2031 (g)                     33,300
                 6,815          (Rectory School), VRDN, Series A, 2.03% due 7/01/2030                                 6,815
                 2,765          (The Whitby School), VRDN, Series A, 1.96% due 7/01/2021                              2,765

                          Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                          Bonds, VRDN (d):
                 2,300          (Kent School Corporation), Series C, 2% due 7/01/2030 (e)                             2,300
                 5,000          (Kingswood-Oxford School), Series B, 1.96% due 7/01/2030                              5,000

                          Connecticut State Health and Educational Facilities Authority (Yale University), CP:
                22,000          1.83% due 2/09/2005                                                                  22,000
                22,440          1.81% due 2/10/2005                                                                  22,440

                          Connecticut State, IDA, New England Power, CP:
                15,000          1.80% due 2/10/2005                                                                  15,000
                 8,900          1.77% due 3/01/2005                                                                   8,900

                 1,000    Connecticut State, LEARN Regional Education Service Center, GO, BAN, 2% due 1/19/2005       1,000

                10,300    Connecticut State Special Assessment Revenue Bonds, VRDN, 2.01% due 11/15/2020 (a)(d)      10,300

                25,100    Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
                          VRDN, Series 1, 2% due 9/01/2020 (b)(d)                                                    25,100

                 3,800    East Lyme, Connecticut, GO, Refunding, BAN, 2.75% due 7/21/2005                             3,825

                   800    Eastern Connecticut State Regional Educational Service Center, GO, BAN, 3.50%
                          due 12/13/2005                                                                                807

                15,000    Fairfield, Connecticut, GO, BAN, 3% due 7/28/2005                                          15,127

                21,645    Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds
                          (Underwood Tower Project), VRDN, 1.97% due 6/01/2020 (c)(d)                                21,645

                 6,785    Municipal Securities Trust Certificates Revenue Bonds,VRDN, AMT, Series 2001-128,
                          Class A, 1.98% due 3/30/2015 (b)(d)                                                         6,785

                 4,295    New Britain, Connecticut, GO, VRDN, 1.99% due 4/01/2013 (a)(d)                              4,295

                 3,790    New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny Care
                          Center), VRDN, 1.96% due 1/01/2022 (d)                                                      3,790

                 4,890    North Canaan, Connecticut, Housing Authority Revenue Bonds (Geer Woods Project),
                          VRDN, 1.97% due 8/01/2031 (d)                                                               4,890

                 8,645    Plainfield, Connecticut, GO, BAN, 2% due 4/14/2005                                          8,666

                10,935    Seymour, Connecticut, GO, BAN, 2.75% due 8/17/2005                                         11,013

                 7,000    Shelton, Connecticut, BAN, 2% due 1/19/2005                                                 7,003

                 1,000    Southbury & Middlebury, Connecticut, Regional School District No. 15, GO, BAN, 3%
                          due 8/12/2005                                                                               1,008


Puerto Rico - 18.2%

                 1,000    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                          Series 2000-107, Class A, 1.95% due 5/19/2009 (c)(d)                                        1,000

                10,000    Puerto Rico Commonwealth, TRAN, 3% due 7/29/2005                                           10,077

                          Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN (d):
                19,000          Series SGA-43, 1.95% due 7/01/2022 (e)                                               19,000
                 5,600          Series SGA-44, 1.95% due 7/01/2023                                                    5,600

                          Puerto Rico Government Development Bank, CP:
                11,000          1.70% due 1/13/2005                                                                  11,000
                 9,200          1.76% due 2/10/2005                                                                   9,200

                          Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS (d)(f):
                 5,878          Series 747D, 2.01% due 7/01/2017                                                      5,878
                 7,328          Series 787, 2.01% due 7/01/2036                                                       7,328

                19,000    Puerto Rico Public Finance Corporation, FLOATS, Series 705D, 2.01% due
                          8/01/2027 (a)(d)                                                                           19,000

                 6,950    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN,
                          Series 911, 2.01% due 8/01/2026 (d)(f)                                                      6,950

                          Total Investments (Cost - $516,139*) - 98.7%                                              516,139
                          Other Assets Less Liabilities - 1.3%                                                        6,969
                                                                                                                -----------
                          Net Assets - 100.0%                                                                   $   523,108
                                                                                                                ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based on prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured.

(g) Radian Insured.


  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Connecticut Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA Connecticut Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA Connecticut Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA Connecticut Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005